Stock Compensation and Other Benefit Plans	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock Compensation and Other Benefit Plans

14. Stock Compensation and Other Benefit Plans

Equity Incentive Plan

On January 29, 2021, stockholders approved the 2021 Equity Incentive Plan, (the “Plan”), replacing the 2018 Equity Incentive Plan, (the “2018 Plan”), pursuant to which the Company’s Board of Directors (the “Board”) may grant stock awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards, to officers, key employees, and directors. The Plan allows for non-employee director grants, which are accounted for in the same manner as employee awards. There are 10,027 registered shares of Common Stock reserved for issuance under the Plan. During the three and nine months ended September 30, 2021, 359 and 6,589 awards were granted under the Plan, including 6,541 restricted stock units (“RSU’s”) and 48 stock options granted as consideration in the Root AI Acquisition (see Note 3 - Business Combinations for more information). The RSU’s granted under the Plan include 2,937 executive awards with market and performance-based vesting requirements in addition to the typical service-based vesting requirements.

There are 5,371 registered shares of Common Stock reserved for issuance upon exercise or settlement, as applicable, of awards made under the 2018 Plan. While no further awards may be granted under the 2018 Plan, that plan continues to govern all outstanding awards previously issued under it.

Vesting of the restricted stock units issued under the 2018 Plan (“2018 RSUs”) was dependent on a liquidity event, the Business Combination, which occurred on January 29, 2021. Accordingly, the Company recognized a one-time stock-based compensation expense of $2,616 as of that date as a retroactive catch-up of cumulative stock-based compensation expense for such awards from their original grant dates. Total stock-based compensation expense related to 2018 RSU’s was $2,447 and $11,719 during the three and nine months ended September 30, 2021, respectively. As of September 30, 2021, the Company had 1,673 granted but unvested 2018 RSU’s with unrecognized stock-based compensation expense of $8,781 remaining.

Stock-based compensation is measured based on the grant date fair value of the Plan awards and subsequently recognized as expense ratably over their vesting periods. Stock-based compensation for awards with service or performance-based vesting requirements is adjusted to reflect actual vested awards, with forfeitures recorded as a reduction of expense at the time they occur. Stock-based compensation for unvested market-based awards is not reduced by forfeitures as the grant date fair value of such awards includes consideration that vesting of the awards may not occur.

Total stock-based compensation expense was $11,571 and $31,248 for the three and nine months ended September 30, 2021, respectively, compared to $49 and $108 for the three and nine months ended September 30, 2020, respectively. Of these amounts, $11,211 and $29,583 were included in SG&A and $360 and $1,665 in COGS for the three and nine months ended September 30, 2021, respectively and $49 and $108 was recognized in SG&A and none in COGS for the three and nine months ended September 30, 2020, respectively.

Employee Stock Purchase Plan

On January 29, 2021, stockholders approved the 2021 Employee Stock Purchase Plan, (the “ESPP”). The ESPP provides eligible employees with a means of acquiring equity in the Company at a discounted price using their own accumulated payroll deductions. Under the terms of the ESPP employees can elect to have amounts of their annual compensation withheld, up to a maximum set by the board, to purchase shares of Company Common Stock for a purchase price equal to 85% of the lower of the fair market value per share (at the end of the offering period) of Company Common Stock on (i) the offering date or (ii) the respective purchase date. There are 2,005 shares of Common Stock reserved for issuance under the ESPP. During the three and nine month periods ending September 30, 2021, there were no shares purchased under the ESPP.

The ESPP grants participating employees the right to acquire Company Common Stock in increments of 1% to 15% of eligible pay, with a maximum contribution of $25 of eligible pay, subject to applicable annual Internal Revenue Service (“IRS”), limitations. The first offering period of the Company’s ESPP commenced on June 1, 2021 and is six months in duration.

The Company uses a Black-Scholes option pricing model to value the Common Stock purchased as part of the Company’s ESPP. The fair value estimated by the option pricing model are affected by the price of the Common Stock as well as subjective variables that include assumed interest rates, our expected dividend yield, and our expected share price volatility over the term of the award. The Company records stock-based compensation expense, within SG&A or COGS related to the discount given to our participating employees. Total stock-based compensation expense recorded for the ESPP during the three and nine month periods ending September 30, 2021 was $61.